First Trust US Equity Opportunities ETF Expense Example, No Redemption - First Trust US Equity Opportunities ETF - First Trust US Equity Opportunities ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	$ 714